Document and Entity Information	Jul. 21, 2022
Prospectus:
Document Type	497
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 21, 2022
Document Effective Date	Jul. 21, 2022
Prospectus Date	Jan. 28, 2022
Virtus Convertible Fund | Class A
Prospectus:
Trading Symbol	ANZAX
Virtus Convertible Fund | Class C
Prospectus:
Trading Symbol	ANZCX
Virtus Convertible Fund | Institutional Class
Prospectus:
Trading Symbol	ANNPX
Virtus Convertible Fund | Class P
Prospectus:
Trading Symbol	ANCMX
Virtus Convertible Fund | Administrative Class
Prospectus:
Trading Symbol	ANNAX
Virtus Convertible Fund | Class R6
Prospectus:
Trading Symbol	VAADX
Virtus Global Allocation Fund | Class C
Prospectus:
Trading Symbol	PALCX
Virtus Global Allocation Fund | Class P
Prospectus:
Trading Symbol	AGAPX
Virtus Global Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	PALLX
Virtus Global Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGAMX
Virtus Global Allocation Fund | Class A
Prospectus:
Trading Symbol	PALAX
Virtus Global Allocation Fund | Class R6
Prospectus:
Trading Symbol	AGASX
Virtus Global Sustainability Fund | Class A
Prospectus:
Trading Symbol	ASUAX
Virtus Global Sustainability Fund | Institutional Class
Prospectus:
Trading Symbol	ASTNX
Virtus Global Sustainability Fund | Class P
Prospectus:
Trading Symbol	ASTPX
Virtus High Yield Bond Fund | Institutional Class
Prospectus:
Trading Symbol	AYBIX
Virtus High Yield Bond Fund | Class P
Prospectus:
Trading Symbol	AYBPX
Virtus High Yield Bond Fund | Administrative Class
Prospectus:
Trading Symbol	AYBVX
Virtus High Yield Bond Fund | Class A
Prospectus:
Trading Symbol	AYBAX
Virtus High Yield Bond Fund | Class C
Prospectus:
Trading Symbol	AYBCX
Virtus International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AOPAX
Virtus International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
Virtus International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALOIX
Virtus International Small-Cap Fund | Class P
Prospectus:
Trading Symbol	ALOPX
Virtus International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	AIISX
Virtus Short Duration High Income Fund | Class A
Prospectus:
Trading Symbol	ASHAX
Virtus Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	ASHCX
Virtus Short Duration High Income Fund | Institutional Class
Prospectus:
Trading Symbol	ASHIX
Virtus Short Duration High Income Fund | Class P
Prospectus:
Trading Symbol	ASHPX
Virtus Short Duration High Income Fund | Class R6
Prospectus:
Trading Symbol	ASHSX
Virtus Water Fund | Class A
Prospectus:
Trading Symbol	AWTAX
Virtus Water Fund | Class C
Prospectus:
Trading Symbol	AWTCX
Virtus Water Fund | Class P
Prospectus:
Trading Symbol	AWTPX
Virtus Water Fund | Institutional Class
Prospectus:
Trading Symbol	AWTIX